GEOGRAPHICAL INFORMATION (Details 1) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Loss before income tax	$ (20,971)	$ (29,841)	$ (85,579)	$ (71,216)
Net loss	$ (20,889)	$ (29,738)	(85,382)	(70,526)
UNITED STATES
Loss before income tax			(23,113)	(31,889)
Net loss			(23,112)	(31,890)
Foreign [Member]
Loss before income tax			(62,466)	(39,327)
Net loss			$ (62,270)	$ (38,636)